Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 54,988,909	$ 987,969,227	$ 977,651,655	$ 948,666,739
Total export sales	$ 29,935,688	537,845,526	691,865,472	767,551,517
Operating segment
Disclosure of operating segments [line items]
Total domestic sales		987,969,227	977,651,655	948,690,160
Total export sales		537,845,526	691,865,472	767,551,517
Operating segment | Refined petroleum products and derivatives (primarily gasolines)
Disclosure of operating segments [line items]
Total domestic sales		892,419,183	757,660,095	855,627,607
Total export sales		162,303,478	182,738,696	116,419,672
Operating segment | Gas
Disclosure of operating segments [line items]
Total domestic sales		75,413,138	58,885,596	67,445,129
Total export sales		30,038,496	17,551,893	31,786,691
Operating segment | Petrochemical products
Disclosure of operating segments [line items]
Total domestic sales		20,136,906	161,105,964	25,617,424
Total export sales		116,601,658	129,020,102	170,204,038
Operating segment | Crude oil
Disclosure of operating segments [line items]
Total export sales		$ 228,901,894	$ 362,554,781	$ 449,141,116